Fees to auditors appointed at the Annual General Meeting (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Audit fees:
Audit	kr 1,847	kr 1,661	kr 1,199
Audit-related services and other assurance engagements	1,731	718	2,418
Tax advice	0	106	114
Other	12	0	196
Total fees	kr 3,590	kr 2,485	kr 3,927